EXPENSES BY NATURE - Classified by function (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EXPENSES BY NATURE
Cost of sales	R$ (35,440,726)	R$ (40,010,100)	R$ (33,312,995)
Selling expenses	(476,339)	(570,431)	(524,965)
General and administrative expenses	(954,117)	(1,082,449)	(1,129,943)
Other operating income	636,847	235,421	260,618
Other operating expenses	(187,647)	(270,413)	(168,887)
Impairment of financial assets	(21,044)	(9,914)
Impairment of non-financial assets			(1,114,807)
Gains and losses on assets held for sale and sales of interest in subsidiaries		(414,507)	(721,682)
Reversal of provision for tax liabilities, net			929,711
Total Expenses	R$ (36,443,026)	R$ (42,122,393)	R$ (35,782,950)